Intangible Assets	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Intangible Assets
11.	INTANGIBLE ASSETS
The Company’s intangible assets were as follows, as at:

	January 31, 2026			January 31, 2025
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$179.6	$—	$179.6	$252.3	$—	$252.3
Trademarks	122.7	—	122.7	138.2	—	138.2
Software and licenses	389.7	215.8	173.9	344.2	174.5	169.7
Patents	47.5	28.8	18.7	45.7	12.1	33.6
Dealer networks	48.4	48.4	—	50.8	50.8	—
Customer relationships	34.7	34.7	—	37.3	27.3	10.0
Total	$822.6	$327.7	$494.9	$868.5	$264.7	$603.8
The following table explains the changes in intangible assets during the year ended January 31, 2026:

	Carrying amount as at January 31, 2025	Additions [c]	Business combinations (Note 5)	Depreciation [d]	Impairment [e]	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2026
Goodwill	$252.3	$—	$22.3	$—	$(95.0)	$—	$179.6 [a]
Trademarks	138.2	—	—	—	(15.5)	—	122.7 [b]
Software and licenses	169.7	43.5	0.3	(35.2)	(5.8)	1.4	173.9
Patents	33.6	—	—	(4.3)	(12.4)	1.8	18.7
Customer relationships	10.0	—	—	(1.2)	(8.8)	—	—
Total	$603.8	$43.5	$22.6	$(40.7)	$(137.5)	$3.2	$494.9
[a]
The goodwill is mainly related to the acquisition of the recreational products business from Bombardier Inc. in 2003.
[b]
The trademarks are related to Snowmobile and Sea-Doo following the acquisition of the recreational products business from Bombardier Inc. in 2003.
[c]
Government assistance of $nil million has been recorded against the additions.
[d]
An amount of $10.9 million is included in cost of sales.
[e]
Impairment charges are related to the light mobility CGU, EV assets (Note 25) and other assets from discontinued operations (Note 32).

The following table explains the changes in intangible assets during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions [c]	Depreciation [d]	Impairment [e]	Assets held for sale (Note 32)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2025
Goodwill	$252.3	$—	$—	$—	$—	$—	$252.3 [a]
Trademarks	164.6	—	—	(8.9)	(18.6)	1.1	138.2 [b]
Software and licenses	173.6	28.2	(31.8)	(2.0)	—	1.7	169.7
Patents	40.2	—	(4.4)	—	—	(2.2)	33.6
Dealer networks	23.0	—	(1.7)	(3.8)	(18.3)	0.8	—
Customer relationships	11.4	—	(1.3)	—	—	(0.1)	10.0
Total	$665.1	$28.2	$(39.2)	$(14.7)	$(36.9)	$1.3	$603.8
[a]
The goodwill is mainly related to the acquisition of the recreational products business from Bombardier Inc. in 2003 and the acquisition of Pinion that occurred in 2022.
[b]
The trademarks are related to Snowmobile, Sea-Doo and Pinion, following business acquisitions.
[
c
]
Government assistance of $1.6
million
has been recorded against the additions.
[
d
]
An amount of $8.5 million included in cost of sales.
[e]
Impairment charges are related to unutilized assets (Note 25) and Marine businesses assets held for sale (Note 32).

Recoverability of cash-generating units and group of cash-generating units
The Company performed its annual goodwill impairment test for the Powersports group of CGUs. In performing the annual goodwill impairment test, the carrying amount of the group of CGUs, including goodwill, was compared to its recoverable amount. The Company concluded that the recoverable amount of the Powersports group of CGUs to which goodwill had been allocated exceeded its carrying amount during the year ended January 31, 2026 (
no impairment charges for the year ended January 31, 2025).
The Company performed its annual indefinite life intangible assets impairment test for the Snowmobile and Sea-Doo CGUs. Indefinite life intangible assets tested comprise trademarks acquired during business combinations. In performing the annual trademark impairment test, the carrying amount of a CGU, excluding goodwill, was compared to its recoverable amount. The Company concluded that the recoverable amount of the Snowmobile and Sea-Doo CGUs to which trademark had been allocated exceeded their carrying amount during the year ended January 31, 2026 (
no impairment charges for the year ended January 31, 2025).

The Company determined the recoverable amounts of the Powersports group of CGUs for which goodwill had been allocated, and of the Snowmobile and
Sea-Doo
CGUs for which trademarks had been allocated based on the value in use method. The Company has determined that the discounted cash flow (“DCF”) technique provided the best assessment of what each CGU or group of CGUs could be exchanged for in an arm’s length transaction. Fair value is represented by the present value of expected future cash flows of the business together with the residual value of the business at the end of the forecasted period. The DCF technique was applied on an enterprise-value basis, where the after-tax
cash flows prior to interest expense are discounted using a weighted average cost of capital. This approach requires assumptions regarding revenue growth rates, earnings before interest, taxes, depreciation, and amortization (“EBITDA”) margins, capital expenditures, tax rates and discount rates. The assumptions used in the DCF are Level 3 inputs (as defined in Note 29). The estimated future cash flows are discounted to their present value using a pre-tax
discount rate ranging from
8.0% to 9.5%. These discount rates were calculated by adding to the Company’s weighted average cost of capital the risk factor associated with the CGU or group of CGUs tested. A growth rate ranging from 2.0% to 3.1% was used to calculate the terminal value.
Sensitivity analysis
The Company performs sensitivity analysis on the cash flows and discount rates in order to confirm the trademarks and goodwill recoverable amounts. Holding all other variables constant, a 5%
decrease in the estimated cash flows or an increase of 100 basis points in the discount rates used would not have resulted in an impairment charge as at January 31, 2026, for the Powersports group of CGUs to which goodwill had been allocated, as well as for the Snowmobile and Sea-Doo CGUs to which trademark had been allocated.